Financial income and expenses	12 Months Ended
Mar. 31, 2026
Financial income and expenses [Abstract]
Financial income and expenses	Financial income and expenses
Financial income and expenses consist of the following:

	For the fiscal year ended March 31,
(Unit： In millions)	2024	2025	2026
Financial income
Change in fair value of warrant liability	¥—	¥1,435	¥312
Net gain on sale of other financial assets (non-current assets)	—	11	—
Derivative gains	61	9	—
Others	6	2	5
Total	¥67	¥1,457	¥318

Financial expenses
Impairment loss of other financial assets (non-current assets)	¥11	¥4	¥17
Interest expenses	6	35	161
Total	¥17	¥39	¥178